Leases (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Aug. 31, 2024
Lease Assignment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Decrease in right-of-use asset	$ 8.4
Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted cash		$ 1.4